Stock-Based Compensation - Summary of the Stock Option Activity (Detail) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, vested and expected		24,132,575
Aggregate intrinsic value, beginning		$ 700,000	$ 156,600,000	$ 14,900,000
Aggregate intrinsic value, ending		$ 40,000.0	$ 700,000	$ 156,600,000	$ 14,900,000
Stock Options | Service Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning		34,077,898	24,505,020
Number of shares, granted		0	28,690,953
Number of shares, granted under option repricing	[1]		18,699,611
Number of shares, exercised		(5,395,515)	(133,565)
Number of shares, forfeited/canceled		(2,411,986)	(18,780,864)
Number of shares, canceled under option repricing	[1]		(18,903,257)
Number of shares, ending		26,270,397	34,077,898	24,505,020
Number of shares, exercisable		18,044,420	18,071,812
Number of shares, vested and expected		26,010,655	20,711,145
Number of shares, vested and exercisable		18,044,420	18,071,812
Weighted average exercise price, beginning		$ 4.74	$ 8.42
Weighted average exercise price, granted		0	3.89
Weighted average exercise price, granted under option repricing	[1]		2.10
Weighted average exercise price, exercised		2.17	2.06
Weighted average exercise price, forfeited/canceled		6.93	6.16
Weighted average exercise price, canceled under option repricing	[1]		4.00
Weighted average exercise price, ending		5.05	4.74	$ 8.42
Weighted average exercise price, exercisable		6.21	6.09
Weighted average exercise price, vested and expected		5.05	7.29
Weighted average exercise price, vested and exercisable		$ 6.21	$ 6.09
Weighted average remaining contractual, beginning		5 years 10 months 24 days	6 years 4 months 24 days		5 years 10 months 24 days
Weighted average remaining contractual, ending		5 years 10 months 24 days	6 years 4 months 24 days		5 years 10 months 24 days
Weighted average remaining contractual, exercisable		4 days 16 hours	4 years 1 month 6 days
Weighted average remaining contractual, vested and expected		5 years 10 months 24 days	4 years 7 months 6 days
Weighted average remaining contractual, vested and exercisable		4 years 8 months 12 days	4 years 1 month 6 days
Aggregate intrinsic value, beginning		$ 12,534,000	$ 32,648,000
Aggregate intrinsic value, ending		162,428,000	12,534,000	$ 32,648,000
Aggregate intrinsic value, exercisable		103,098,000	12,884,000
Aggregate intrinsic value, vested and expected		162,428,000	12,568,000
Aggregate intrinsic value, vested and exercisable		$ 103,098,000	$ 12,522,000
Stock Options | Service Performance And Market Based Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, beginning		15,562,500	0
Number of shares, granted		0	27,262,500
Number of shares, granted under option repricing	[2]		18,225,000
Number of shares, exercised		0
Number of shares, forfeited/canceled		(1,950,000)	(11,700,000)
Number of shares, canceled under option repricing	[2]		(18,225,000)
Number of shares, ending		13,612,500	15,562,500	0
Number of shares, exercisable		0	0
Number of shares, vested and expected		4,537,500	5,187,500
Number of shares, vested and exercisable		0
Weighted average exercise price, beginning		$ 2.09
Weighted average exercise price, granted		0	$ 3.55
Weighted average exercise price, granted under option repricing	[2]		2.10
Weighted average exercise price, exercised		0
Weighted average exercise price, forfeited/canceled		2.09	2.53
Weighted average exercise price, canceled under option repricing	[2]		4.00
Weighted average exercise price, ending		2.09	2.09
Weighted average exercise price, exercisable		0
Weighted average exercise price, vested and expected		2.09	$ 2.09
Weighted average exercise price, vested and exercisable		$ 0
Weighted average remaining contractual, beginning		8 years 10 months 24 days	9 years 4 months 24 days
Weighted average remaining contractual, ending		8 years 10 months 24 days	9 years 4 months 24 days
Weighted average remaining contractual, vested and expected		8 years 10 months 24 days	9 days 9 hours
Weighted average remaining contractual, vested and exercisable
Aggregate intrinsic value, beginning		$ 0
Aggregate intrinsic value, ending		100,000	$ 0
Aggregate intrinsic value, exercisable		0
Aggregate intrinsic value, vested and expected		33,000
Aggregate intrinsic value, vested and exercisable		$ 0

[1]	In June 2020, the Board of Directors of the Company approved a one-time repricing (the “Option Repricing”) of stock options granted during March and May 2020 from an exercise price of $4.00 per share to an exercise price of $2.10 per share. See “Option Repricing” below.
[2]	In June 2020, the Board of Directors of the Company approved a one-time repricing of stock options granted during March and May 2020 from an exercise price of $4.00 per share to an exercise price of $2.10 per share. See “2020 Option Repricing” below.